Trade receivables (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of trade receivables [abstract]
Provisions for trade receivables
(USD millions)	2023	2022

Total gross trade receivables	7 158	8 128

Provisions for doubtful trade receivables	-51	-62

Total trade receivables	7 107	8 066

Overdue amounts and related provision
(USD millions)	2023	2022

Not overdue	6 791	7 664

Past due for not more than one month	146	190

Past due for more than one month but less than three months	66	110

Past due for more than three months but less than six months	64	62

Past due for more than six months but less than one year	38	23

Past due for more than one year	53	79

Provisions for doubtful trade receivables	-51	-62

Total trade receivables	7 107	8 066

Trade receivables denominated in other currencies
(USD millions)	2023	2022

US dollar (USD)	3 520	3 709

Euro (EUR)	1 138	1 426

Japanese yen (JPY)	288	177

Russian ruble (RUB)	240	430

Chinese yuan (CNY)	231	155

British pound (GBP)	146	176

Brazilian real (BRL)	130	145

Australian dollar (AUD)	96	137

Swiss franc (CHF)	84	108

Canadian dollar (CAD)	75	151

Other currencies	1 159	1 452

Total trade receivables	7 107	8 066